CAPITAL LEASES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Capital lease of assets
Loss on transaction		$ 6,500
Finance leasing contract term	2 years
Finance leasing contract carrying amount	$ 23,000
Future minimum lease payments required under non-cancelable capital lease agreements
2018		59,340
2019		33,300
2020		14,231
2021 and thereafter		3,425
Total minimum lease payments		110,296
Less: Amount representing interest		6,982
Present value of net minimum lease payments		103,314
Current portion		59,942
Non-current portion		43,372
Machinery
Capital lease of assets
Leased assets gross		131,624	$ 17,206
Accumulated deprection		(46,727)	(6,473)
Leased assets net		$ 84,897	$ 10,733
Minimum
Capital lease of assets
Lease terms		2 years
Maximum
Capital lease of assets
Lease terms		4 years